ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally-managed real estate investment trust (“REIT”), with holdings in office, industrial, retail and model home properties. We were incorporated in the State of California on September 28, 1999, and in August 2010, we reincorporated as a Maryland corporation. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” Through Presidio Property Trust, Inc., its subsidiaries, and its partnerships, we own commercial properties in fee interest, two of which we own as a partial interest in various affiliates, in which we serve as general partner, member and/or manager, and a special purpose acquisition company (until deconsolidation in September 2023) as noted below.

The Company or one of its affiliates operates the following partnerships during the periods covered by these consolidated financial statements:

●	The Company is the sole general partner and limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), both of which, as of June 30, 2026, had ownership interests in an entity that owns income producing real estate. The Company refers to these entities collectively as the “NetREIT Partnerships”.

●	The Company is the general and limited partner in two limited partnerships that purchase model homes and lease them back to homebuilders as commercial tenants (Dubose Model Home Investors #205, LP, and Dubose Model Home Investors #207, LP). The Company refers to these entities collectively as the “Model Home Partnerships”. As of June 30, 2026, Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP, Dubose Model Home Investors #204, LP, and Dubose Model Home Investors #206, LP had no remaining assets.

The Company has determined that the limited partnerships, in which it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and has control of such limited partnerships.

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels, and diversity of stock ownership. Provided we maintain our qualification for taxation as a REIT, we are generally not subject to corporate-level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to maintain our qualification as a REIT in any taxable year and are unable to avail ourselves of certain savings provisions set forth in the Code, all our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax. We are subject to certain state and local income taxes.

We, together with one of our entities, have elected to treat certain subsidiaries as a taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our commercial tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any tax jurisdictions.

Effective on May 19, 2025, the Company amended its charter by filing Articles of Amendment with the State Department of Assessments and Taxation of Maryland in order to effect a 1-for-10 reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every 10 shares of the Company’s common stock issued or outstanding were automatically reclassified into one new share of common stock, par value $0.10 per share, subject to the treatment of fractional shares as described below, without any action on the part of the holders. All historical share and per-share amounts reflected throughout the accompanying consolidated financial statements and other financial information in this Quarterly Report on Form 10-Q have been retroactively adjusted to reflect the 2025 Reverse Stock Split as if the split occurred as of the earliest period presented. The Reverse Stock Split did not affect the number of authorized shares of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split were rounded up to the nearest whole share. All equity awards and warrants outstanding immediately prior to the Reverse Stock Split were proportionately adjusted to reflect the Reverse Stock Split. Effective immediately after the Reverse Stock Split, the Company decreased the par value of the shares of Series A Common Stock from $0.10 per share back to $0.01 per share.

On August 7, 2026, the Company filed a Registration Statement on Form S-4 and a Tender Offer Statement on Schedule TO with the Securities and Exchange Commission (the “SEC”) with respect to a proposed offer (the “Exchange Offer”) to exchange each validly tendered and accepted outstanding share of the Company’s Series D Preferred Stock (the “Series D Preferred Stock”) for five and one-half (5.5) newly issued shares of the Company’s Common Stock (the “Exchange Ratio”), upon the terms and subject to the conditions described in the preliminary prospectus/offer to exchange included in such filings. As of the date of this Quarterly Report on Form 10-Q, the Registration Statement on Form S-4 has not been declared effective by the SEC, and the Exchange Offer has not yet commenced.

Liquidity. The Company’s anticipated future sources of liquidity may include existing cash and cash equivalents, cash flows from operations, refinancing of existing mortgages, future real estate sales, new borrowings, and the sale of equity or debt securities. Future capital needs include paying down existing borrowings, maintaining our existing properties, funding tenant improvements on our commercial buildings, paying lease commissions (to the extent they are not covered by lender-held reserve deposits), and the payment of dividends to our stockholders. The Company is also seeking investments that are likely to produce income and achieve long-term gains in order to pay dividends to our stockholders. To ensure that we can effectively execute these objectives, we routinely review our liquidity requirements and continually evaluate all potential sources of liquidity. If necessary, the Company may seek other short-term liquidity alternatives, such as bridge loans, refinancing property loans or a bank line of credit depending on the credit environment. See Note 11 Stockholders’ Equity for additional information on sale of securities.

Short-term liquidity needs include paying our current operating costs, satisfying the debt service requirements of existing mortgages, completing tenant improvements on our commercial buildings, paying leasing commissions, distributions to noncontrolling interests, and funding dividends, if any, to stockholders. Future principal payments due on mortgage notes payable, during the last two quarters of 2026 and in the year ending December 31, 2027 total approximately $19.3 million and $2.6 million, respectively, of which $2.7 million in 2026 and $2.2 million in 2027 are related to model home properties. See Note 7. Mortgage Notes Payable for additional information on the Shea Center II loan. Management expects certain model home properties can be sold, and that the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes can be refinanced, as the Company has historically been able to do in the past with all model home properties. Additional principal payments will be made with cash flows from ongoing operations.

As the Company continues its operations, it may re-finance or seek additional financing. However, there can be no assurance that any such re-financing or additional financing will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. Management believes that the combination of working capital on hand and the ability to refinance commercial and model home mortgages will fund operations through at least the next twelve months from the date of the issuance of these unaudited interim financial statements.

Segments. The Company acquires and operates income producing properties in three business segments including Office/Industrial Properties, Model Home Properties and Retail Properties. See Note 13. “Segments”.

Concentration. Concentration of credit risk with respect to tenant receivables is limited due to the large number of tenants comprising the Company’s rental revenue. We have three commercial properties located in Colorado, three in North Dakota, one in Southern California, one in Texas and one in Maryland. Our model home properties are concentrated in Texas with a few model homes in Alabama, Tennessee and Arizona. We had one of our homebuilders account for approximately 15.82% and 16.49% of our total revenue for the three and six months ended June 30, 2026, respectively, and account for 49 out of 71 of our model home leases as of June 30, 2026.

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally-managed real estate investment trust (“REIT”), with holdings in office, industrial, retail and model home properties. We were incorporated in the State of California on September 28, 1999, and in August 2010, we reincorporated as a Maryland corporation. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” Through Presidio Property Trust, Inc., its subsidiaries, and its partnerships, we own 10 commercial properties in fee interest, two of which we own as a partial interest in various affiliates, in which we serve as general partner, member and/or manager, and 80 model home residential properties as noted below.

The Company or one of its affiliates operates the following partnerships during the periods covered by these consolidated financial statements:

●	The Company is the sole general partner and limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), both of which, at December 31, 2025, had ownership interests in an entity that owns income producing real estate. The Company refers to these entities collectively as the “NetREIT Partnerships”.

●	The Company is the general and limited partner in six limited partnerships that purchase model homes and lease them back to homebuilders as commercial tenants (Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP, Dubose Model Home Investors #204, LP, Dubose Model Home Investors #205, LP, Dubose Model Home Investors #206, LP, and Dubose Model Home Investors #207, LP). The Company refers to these entities collectively as the “Model Home Partnerships”. As of December 31, 2025, Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP and Dubose Model Home Investors #206, LP had no remaining assets.

The Company has determined that the limited partnerships in which it owns less than 100% should be included in the Company’s consolidated financial statements as the Company directs their activities and has control of such limited partnerships.

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels, and diversity of stock ownership. Provided we maintain our qualification for taxation as a REIT, we are generally not subject to corporate-level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to maintain our qualification as a REIT in any taxable year and are unable to avail ourselves of certain savings provisions set forth in the Code, all our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax. We are subject to certain state and local income taxes.

We, together with one of our entities, have elected to treat certain subsidiaries as a taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our commercial tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any tax jurisdictions.

Liquidity. The Company’s anticipated future sources of liquidity may include existing cash and cash equivalents, cash flows from operations, refinancing of existing mortgages, future real estate sales, new borrowings, and the sale of equity or debt securities. Future capital needs include paying down existing borrowings, maintaining our existing properties, funding tenant improvements on our commercial buildings, paying lease commissions (to the extent they are not covered by lender-held reserve deposits), and the payment of dividends to our stockholders. The Company is also seeking investments that are likely to produce income and achieve long-term gains in order to pay dividends to our stockholders. To ensure that we can effectively execute these objectives, we routinely review our liquidity requirements and continually evaluate all potential sources of liquidity. If necessary, the Company may seek other short-term liquidity alternatives, such as bridge loans, refinancing an unencumbered property or a bank line of credit depending on the credit environment. See note 10 Stockholders’ Equity for additional information on sale of securities.

Short-term liquidity needs include paying our current operating costs, satisfying the debt service requirements of existing mortgages, completing tenant improvements on our commercial buildings, paying leasing commissions, distributions to non-controlling interests, and funding dividends, if any, to stockholders. Future principal payments due on mortgage notes payables, during the year ended December 31, 2026 total approximately $30.0 million of which $4.5 million is related to model home properties. See Note 7. Mortgage Notes Payable for additional information on the Dakota Center and Shea Center II loans. Management expects certain model home properties can be sold, and that the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes can be refinanced, as the Company has historically been able to do in the past with all model home properties. Additional principal payments will be made with cash flows from ongoing operations.

As the Company continues its operations, it may re-finance or seek additional financing. However, there can be no assurance that any such re-financing or additional financing will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. Management believes that the combination of working capital on hand and the ability to refinance commercial and model home mortgages will fund operations through at least the next twelve months from the date of the issuance of these unaudited interim financial statements.

Segments. The Company acquires and operates income producing properties in three business segments including Office/Industrial Properties, Model Home Properties and Retail Properties. See Note 13. “Segments”.

Concentration. Concentration of credit risk with respect to tenant receivables is limited due to the large number of tenants comprising the Company’s rental revenue. We have three commercial properties located in Colorado, four in North Dakota, one in Southern California, one in Texas and one in Maryland. Our model home properties are concentrated in Texas with a few model homes in Tennessee and Arizona. We had one tenant account for 6.90% of base rental income for commercial properties for the year ended December 31, 2025. Conversely, one of our homebuilders accounts for approximately 15.9% of our total revenue for the year ended December 31, 2025, and accounted for 56 out of 80 of our model home leases as of December 31, 2025.